Document and Entity Information	Aug. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2024
Entity Registrant Name	International Paper Company
Entity File Number	1-3157
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	13-0872805
Entity Address Address Line 1	6400 Poplar Avenue
Entity Address City Or Town	Memphis
Entity Address State Or Province	TN
Entity Address Postal Zip Code	38197
City Area Code	901
Local Phone Number	419-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	IP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000051434
Amendment Flag	false